Business Combination - Assets and liabilities acquired at fair value (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2024 CAD ($)	May 31, 2023	Nov. 30, 2022	Jul. 31, 2022	Jun. 30, 2022	Jan. 31, 2022
Current assets
Cash and cash equivalentes		R$ 31,508
Fair value of acquired receivables		97,203
Inventory recognised as of acquisition date		18,360
Other Assets		49,194
Non-current assets
Other Assets		175,521
Property, plant and equipment recognised as of acquisition date		94,660
Identifiable intangible assets recognised as of acquisition date		523
Goodwill recognised as of acquisition date		213,123
Goodwill paid resulting from expected future profitability		382,052	R$ 508,174
Separately Identified Intangibles		900
Added Value of Fixed Assets		2,699
Current liabilities
Trade and other payables		(69,218)
Loans and Financing		(9,765)
Employee benefits		(9,487)
Current income tax payable		(19,248)
Other liabilities		(90,053)
Non-current liabilities
Loans and Financing		(19,131)
Other liabilities		(91,134)
(-)Deferred taxes on Added Value		(1,224)
Attributable to the Controlling Shareholders of the Group		(1,278)
Identifiable assets acquired (liabilities assumed)		373,153
Consideration transferred, acquisition-date fair value		733,604
Cash And Cash Equivalent Recognised As Of Acquisition Date		(31,508)
Liabilities incurred		(285,206)
Cash paid, net of cash received		416,890
Primary		1,500
Secondary		363,844
Acquisition-date Non-cash Value		368,260
Secondary		(285,206)
Determining goodwill from expected future profitability
Goodwill recognised as of acquisition date		213,123
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	R$ 0	47,131	R$ 1,090,040
Goodwill recognised as of acquisition date		213,123
Total for all business combinations [member]
Non-current assets
Goodwill paid resulting from expected future profitability		382,052
Non-current liabilities
Attributable to the Controlling Shareholders of the Group		351,552
Consideration transferred, acquisition-date fair value		733,604
Liabilities incurred		(285,206)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(351,552)
Girassol Apoio Marítimo Ltda [Member]
Current assets
Cash and cash equivalentes		1,526
Fair value of acquired receivables		1,501
Inventory recognised as of acquisition date		50
Other Assets		112
Non-current assets
Other Assets		943
Property, plant and equipment recognised as of acquisition date		3,425
Identifiable intangible assets recognised as of acquisition date		25
Goodwill recognised as of acquisition date		0
Goodwill paid resulting from expected future profitability		5,707
Separately Identified Intangibles		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		122
Loans and Financing		(47)
Employee benefits		(950)
Current income tax payable		(160)
Other liabilities		(450)
Non-current liabilities
Loans and Financing		0
Other liabilities		(55)
(-)Deferred taxes on Added Value		0
Attributable to the Controlling Shareholders of the Group		4,638
Attributable to the Controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		5,798
Consideration transferred, acquisition-date fair value		10,345
Cash And Cash Equivalent Recognised As Of Acquisition Date		(1,526)
Liabilities incurred		(5,173)
Cash paid, net of cash received		3,646
Secondary		10,345
Secondary		(5,173)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(4,638)
Goodwill recognised as of acquisition date		0
Value of acquisition	R$ 10,345
Percentage of voting equity interests acquired	80.00%			80.00%
Goodwill recognised as of acquisition date		0
EKMAN - Serviços Ambientais e Oceanograficos Ltda [Member]
Current assets
Cash and cash equivalentes		2,924
Fair value of acquired receivables		425
Inventory recognised as of acquisition date		0
Other Assets		7
Non-current assets
Other Assets		0
Property, plant and equipment recognised as of acquisition date		490
Identifiable intangible assets recognised as of acquisition date		8
Goodwill recognised as of acquisition date		0
Goodwill paid resulting from expected future profitability		4,832
Separately Identified Intangibles		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		0
Loans and Financing		0
Employee benefits		(2)
Current income tax payable		(290)
Other liabilities		(1,332)
Non-current liabilities
Loans and Financing		0
Other liabilities		0
(-)Deferred taxes on Added Value		0
Attributable to the Controlling Shareholders of the Group		1,338
Attributable to the Controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		2,230
Consideration transferred, acquisition-date fair value		6,170
Cash And Cash Equivalent Recognised As Of Acquisition Date		(2,924)
Liabilities incurred		(4,134)
Cash paid, net of cash received		(888)
Secondary		6,170
Secondary		(4,134)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(1,338)
Goodwill recognised as of acquisition date		0
Value of acquisition	R$ 6,170
Percentage of voting equity interests acquired	60.00%			60.00%
Goodwill recognised as of acquisition date		0
Plimsoll Serviços Ltda
Current assets
Cash and cash equivalentes		8,420
Fair value of acquired receivables		4,664
Inventory recognised as of acquisition date		0
Other Assets		753
Non-current assets
Other Assets		0
Property, plant and equipment recognised as of acquisition date		1,894
Identifiable intangible assets recognised as of acquisition date		0
Goodwill recognised as of acquisition date		0
Goodwill paid resulting from expected future profitability		27,449
Separately Identified Intangibles		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		1,677
Loans and Financing		(525)
Employee benefits		(924)
Current income tax payable		(3,283)
Other liabilities		(5,581)
Non-current liabilities
Loans and Financing		0
Other liabilities		0
(-)Deferred taxes on Added Value		0
Attributable to the Controlling Shareholders of the Group		1,908
Attributable to the Controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		3,741
Consideration transferred, acquisition-date fair value		29,357
Cash And Cash Equivalent Recognised As Of Acquisition Date		(8,420)
Liabilities incurred		(14,679)
Cash paid, net of cash received		6,258
Secondary		29,357
Secondary		(14,679)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(1,908)
Goodwill recognised as of acquisition date		0
Value of acquisition	R$ 29,357
Percentage of voting equity interests acquired	51.00%			51.00%
Goodwill recognised as of acquisition date		0
DFA Contracting Ltd
Current assets
Cash and cash equivalentes		9,597
Fair value of acquired receivables		13,474
Inventory recognised as of acquisition date		0
Other Assets		517
Non-current assets
Other Assets		0
Property, plant and equipment recognised as of acquisition date		9,096
Identifiable intangible assets recognised as of acquisition date		0
Goodwill recognised as of acquisition date		0
Goodwill paid resulting from expected future profitability		31,345
Separately Identified Intangibles		0
Added Value of Fixed Assets		2,699
Current liabilities
Trade and other payables		1,371
Loans and Financing		0
Employee benefits		0
Current income tax payable		0
Other liabilities		(16)
Non-current liabilities
Loans and Financing		(1,258)
Other liabilities		(11,081)
(-)Deferred taxes on Added Value		(918)
Attributable to the Controlling Shareholders of the Group		20,739
Attributable to the Controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		20,739
Consideration transferred, acquisition-date fair value		52,084
Cash And Cash Equivalent Recognised As Of Acquisition Date		(9,597)
Liabilities incurred		(17,166)
Cash paid, net of cash received		25,321
Secondary		52,084
Secondary		(17,166)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(20,739)
Goodwill recognised as of acquisition date		0
Value of acquisition | $				$ 14,135
Percentage of voting equity interests acquired	100.00%			100.00%	100.00%
Goodwill recognised as of acquisition date		0
Solução Ambiental Engenharia, Participações e Negócios Ltda. [Member]
Current assets
Cash and cash equivalentes		1,953
Fair value of acquired receivables		9,023
Inventory recognised as of acquisition date		8,965
Other Assets		5,437
Non-current assets
Other Assets		103
Property, plant and equipment recognised as of acquisition date		29,210
Identifiable intangible assets recognised as of acquisition date		94
Goodwill recognised as of acquisition date		0
Goodwill paid resulting from expected future profitability		45,434
Separately Identified Intangibles		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		1,534
Loans and Financing		(6,279)
Employee benefits		(979)
Current income tax payable		(2,511)
Other liabilities		(17,445)
Non-current liabilities
Loans and Financing		(4,723)
Other liabilities		(99)
(-)Deferred taxes on Added Value		0
Attributable to the Controlling Shareholders of the Group		10,167
Attributable to the Controlling Shareholders of the Group		(1,278)
Identifiable assets acquired (liabilities assumed)		19,937
Consideration transferred, acquisition-date fair value		55,601
Cash And Cash Equivalent Recognised As Of Acquisition Date		(1,953)
Liabilities incurred		(34,286)
Cash paid, net of cash received		19,362
Secondary		55,601
Secondary		(34,286)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(10,167)
Goodwill recognised as of acquisition date		0
Value of acquisition	R$ 55,601
Percentage of voting equity interests acquired	51.00%			51.00%
Goodwill recognised as of acquisition date		0
Zenith Maritima Eireli [Member]
Current assets
Cash and cash equivalentes		473
Fair value of acquired receivables		492
Inventory recognised as of acquisition date		0
Other Assets		427
Non-current assets
Other Assets		114
Property, plant and equipment recognised as of acquisition date		1,075
Identifiable intangible assets recognised as of acquisition date		369
Goodwill recognised as of acquisition date		0
Goodwill paid resulting from expected future profitability		(229)
Separately Identified Intangibles		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		59
Loans and Financing		0
Employee benefits		(396)
Current income tax payable		(134)
Other liabilities		(20)
Non-current liabilities
Loans and Financing		(229)
Other liabilities		(49)
(-)Deferred taxes on Added Value		0
Attributable to the Controlling Shareholders of the Group		1,238
Attributable to the Controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		2,063
Consideration transferred, acquisition-date fair value		1,009
Cash And Cash Equivalent Recognised As Of Acquisition Date		(473)
Liabilities incurred		(673)
Cash paid, net of cash received		(137)
Secondary		1,009
Secondary		(673)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(1,238)
Goodwill recognised as of acquisition date		0
Value of acquisition	R$ 1,009
Percentage of voting equity interests acquired	60.00%			60.00%
Goodwill recognised as of acquisition date		0
Unidroid Robotica Do Brasil Ltda
Current assets
Cash and cash equivalentes		1,020
Fair value of acquired receivables		0
Inventory recognised as of acquisition date		1,789
Other Assets		234
Non-current assets
Other Assets		1,501
Property, plant and equipment recognised as of acquisition date		89
Identifiable intangible assets recognised as of acquisition date		0
Goodwill recognised as of acquisition date		0
Goodwill paid resulting from expected future profitability		3,236
Separately Identified Intangibles		900
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		7
Loans and Financing		0
Employee benefits		0
Current income tax payable		0
Other liabilities		(11)
Non-current liabilities
Loans and Financing		0
Other liabilities		(2,731)
(-)Deferred taxes on Added Value		(306)
Attributable to the Controlling Shareholders of the Group		1,264
Attributable to the Controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		2,478
Consideration transferred, acquisition-date fair value		4,500
Cash And Cash Equivalent Recognised As Of Acquisition Date		(1,020)
Liabilities incurred		(3,000)
Cash paid, net of cash received		480
Primary		1,500
Secondary		3,000
Secondary		(3,000)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(1,264)
Goodwill recognised as of acquisition date		0
Value of acquisition	R$ 4,500
Percentage of voting equity interests acquired	51.00%			51.00%
Goodwill recognised as of acquisition date		0
Smr Socorro Médico E Resgate Ltda
Current assets
Cash and cash equivalentes		3,240
Fair value of acquired receivables		6,705
Inventory recognised as of acquisition date		912
Other Assets		355
Non-current assets
Other Assets		4,985
Property, plant and equipment recognised as of acquisition date		7,766
Identifiable intangible assets recognised as of acquisition date		16
Goodwill recognised as of acquisition date		0
Goodwill paid resulting from expected future profitability		37,061
Separately Identified Intangibles		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		1,742
Loans and Financing		(635)
Employee benefits		(4,245)
Current income tax payable		(2,629)
Other liabilities		(1,155)
Non-current liabilities
Loans and Financing		(370)
Other liabilities		(1,515)
(-)Deferred taxes on Added Value		0
Attributable to the Controlling Shareholders of the Group		8,182
Attributable to the Controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		11,688
Consideration transferred, acquisition-date fair value		45,243
Cash And Cash Equivalent Recognised As Of Acquisition Date		(3,240)
Liabilities incurred		(45,243)
Cash paid, net of cash received		(3,240)
Secondary		45,243
Secondary		(45,243)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(8,182)
Goodwill recognised as of acquisition date		0
Value of acquisition	R$ 45,243
Percentage of voting equity interests acquired	70.00%			70.00%
Goodwill recognised as of acquisition date		0
Ssmr Saude Ocupacional Ltda. Epp [Member]
Current assets
Cash and cash equivalentes		793
Fair value of acquired receivables		1,481
Inventory recognised as of acquisition date		126
Other Assets		112
Non-current assets
Other Assets		548
Property, plant and equipment recognised as of acquisition date		7,138
Identifiable intangible assets recognised as of acquisition date		0
Goodwill recognised as of acquisition date		0
Goodwill paid resulting from expected future profitability		1,661
Separately Identified Intangibles		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		179
Loans and Financing		(848)
Employee benefits		(1,272)
Current income tax payable		(594)
Other liabilities		(2)
Non-current liabilities
Loans and Financing		0
Other liabilities		(5)
(-)Deferred taxes on Added Value		0
Attributable to the Controlling Shareholders of the Group		5,109
Attributable to the Controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		7,298
Consideration transferred, acquisition-date fair value		6,770
Cash And Cash Equivalent Recognised As Of Acquisition Date		(793)
Liabilities incurred		(6,770)
Cash paid, net of cash received		(793)
Secondary		6,770
Secondary		(6,770)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(5,109)
Goodwill recognised as of acquisition date		0
Value of acquisition	R$ 6,770
Percentage of voting equity interests acquired	70.00%			70.00%
Goodwill recognised as of acquisition date		0
Ssr Servicos De Seguranca E Resgate Ltda Epp [Member]
Current assets
Cash and cash equivalentes		882
Fair value of acquired receivables		1,153
Inventory recognised as of acquisition date		270
Other Assets		1,535
Non-current assets
Other Assets		440
Property, plant and equipment recognised as of acquisition date		6,453
Identifiable intangible assets recognised as of acquisition date		11
Goodwill recognised as of acquisition date		0
Goodwill paid resulting from expected future profitability		15,273
Separately Identified Intangibles		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		(218)
Loans and Financing		(1,431)
Employee benefits		(749)
Current income tax payable		(384)
Other liabilities		(143)
Non-current liabilities
Loans and Financing		(4,752)
Other liabilities		(2,363)
(-)Deferred taxes on Added Value		0
Attributable to the Controlling Shareholders of the Group		493
Attributable to the Controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		704
Consideration transferred, acquisition-date fair value		15,766
Cash And Cash Equivalent Recognised As Of Acquisition Date		(882)
Liabilities incurred		(15,766)
Cash paid, net of cash received		(882)
Secondary		15,766
Secondary		(15,766)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(493)
Goodwill recognised as of acquisition date		0
Value of acquisition	R$ 15,766
Percentage of voting equity interests acquired	70.00%			70.00%
Goodwill recognised as of acquisition date		0
1653395 Alberta Ltd ("165 AB")
Current assets
Cash and cash equivalentes		680
Fair value of acquired receivables		58,285
Inventory recognised as of acquisition date		6,248
Other Assets		39,705
Non-current assets
Other Assets		166,887
Property, plant and equipment recognised as of acquisition date		28,024
Identifiable intangible assets recognised as of acquisition date		0
Goodwill recognised as of acquisition date		213,123
Separately Identified Intangibles		0
Added Value of Fixed Assets		0
Current liabilities
Trade and other payables		(62,309)
Loans and Financing		0
Employee benefits		30
Current income tax payable		(9,263)
Other liabilities		(63,898)
Non-current liabilities
Loans and Financing		(7,799)
Other liabilities		(73,236)
(-)Deferred taxes on Added Value		0
Attributable to the Controlling Shareholders of the Group		0
Identifiable assets acquired (liabilities assumed)		296,477
Consideration transferred, acquisition-date fair value		506,759
Cash And Cash Equivalent Recognised As Of Acquisition Date		(680)
Liabilities incurred		(138,316)
Cash paid, net of cash received		367,763
Secondary		138,499
Acquisition-date Non-cash Value		368,260
Secondary		(138,316)
Determining goodwill from expected future profitability
Goodwill recognised as of acquisition date		R$ 213,123
Percentage of voting equity interests acquired		70.00%
Goodwill recognised as of acquisition date		R$ 213,123
Alberta LTD [Member]
Non-current assets
Goodwill paid resulting from expected future profitability		210,283
Non-current liabilities
Attributable to the Controlling Shareholders of the Group		296,476
Consideration transferred, acquisition-date fair value		506,759
Liabilities incurred		(138,316)
Determining goodwill from expected future profitability
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		R$ (296,476)
Value of acquisition	R$ 138,755
Percentage of voting equity interests acquired	70.00%			70.00%
Flyone Servico Aereo Especializado, Comercio e Servico Ltda
Determining goodwill from expected future profitability
Percentage of voting equity interests acquired									51.00%
Ambipar Response Analytical S/A.
Determining goodwill from expected future profitability
Percentage of voting equity interests acquired								51.00%
Ambipar Response Tank Cleaning S/A
Determining goodwill from expected future profitability
Percentage of voting equity interests acquired							51.00%
Witt O´Briens LLC
Determining goodwill from expected future profitability
Percentage of voting equity interests acquired						100.00%